Retained Earnings - Summary of Retained Earnings (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [abstract]
Legal reserve	₩ 22,320	₩ 22,320
Reserve for business expansion	11,531,138	10,531,138
Reserve for technology development	4,265,300	3,321,300
Appropriated retained earnings	15,818,758	13,874,758
Unappropriated retained earnings	6,416,527	8,269,783
Retained earnings	₩ 22,235,285	₩ 22,144,541